Long-Term Debt and Loans Payable to Related Parties (Details Narrative) - SayMedia, Inc [Member] - USD ($)								9 Months Ended		12 Months Ended
	Mar. 09, 2018	Sep. 09, 2017	Jun. 29, 2017	Feb. 15, 2017	Jul. 02, 2016	Aug. 28, 2015	Aug. 11, 2015	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 10, 2016
Debt instrument, interest rate		5.00%
Line of credit maximum borrowing capacity		$ 2,500,000
Line of credit, cash collateral		$ 100,000
Line of credit facility, description		The note payable to bank had a maturity date of September 6, 2018 and was repaid on March 12, 2018.
Exchange, one time payment			$ 1,350,000
Gain on extinguishment of debt			$ 26,076,301						$ 26,076,301	$ 26,076,301
Prime Rate [Member]
Debt instrument, interest rate		3.00%
Line of credit, interest rate description										Interest rate was 7.50%. The SVB debt has a maturity date of September 6, 2018.
Shareholder [Member] | Note Payable [Member]
Debt instrument, interest rate							20.00%
Debt instrument, face amount							$ 225,000
Debt instrument, description							Maturity date of November 12, 2015.
Related Party [Member] | Note Payable [Member]
Debt instrument, interest rate						20.00%
Debt instrument, face amount						$ 25,000
Debt instrument, description						Maturity date of November 12, 2015.
Loan and Security Agreement [Member] | Vendor [Member] | Vendor Note [Member]
Debt instrument, interest rate												2.00%
Debt instrument, face amount					$ 983,063							$ 851,946
Debt instrument, description					The note was fully repaid during January 2019.
Long-Term Debt Agreement [Member] | Shareholder [Member]
Debt instrument, interest rate				1.00%
Debt instrument, face amount								6,549,226		$ 6,210,000	$ 1,250,000
Debt instrument, description				The loan was repaid on December 12, 2018 in connection with the acquisition.
Factoring Note Agreement [Member]
Line of credit maximum borrowing capacity	$ 3,500,000
Line of credit, interest rate description	The facility provides for maximum borrowing up to 85% of the eligible accounts receivable (the "Advance Rate") and the Company may adjust the amount advances up or down at any time. In the event the finance company decreases the Advance Rate to less than 75% of eligible accounts received, the Company can terminate the note without any penalty fees. The note bears interest at the prime rate plus 4.00% (the Interest Rate") (7.00% as of September 30, 2018) and provides for a floor rate of 4.50% with a default rate of 3.00% plus the Interest Rate. In addition, the note provides for an initial factoring fee of 0.415% with an annual per day fee of $950.
December 31, 2018 [Member]
Long term debt with related parties								498,420
December 31, 2019 [Member]
Long term debt with related parties								$ 7,608,955